Schedule of Investment in Assets Measured at Fair Value through Profit or Loss (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair value of the investment	₪ 1,922	₪ 2,565
F.O.R.E biotherapeutics ltd [member]
IfrsStatementLineItems [Line Items]
Fair value of the investment	1,922	1,600
Cavnox ltd [member]
IfrsStatementLineItems [Line Items]
Fair value of the investment		₪ 965